Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Equity Classified warrants	54,400	118,400
Derivative warrants		50,000
Simple warrants	16,300	38,900
Performance warrants	20,800	24,800
Stock options	300,000	600,000
RSUs Exercisable	6,900,000	9,400,000